Investment in associated companies - Book Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 389	$ 800
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	122	479
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	0	17
Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	0	54
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	98	77
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	123	132
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	22	41
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 24	$ 0